Note 9 - Debt and Convertible Debt (Details) - Repayments Under Debt Agreements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Repayments Under Debt Agreements [Abstract]
2014	$ 1,546
2015	2,020
2016	1,339
Total	$ 4,905	$ 375